Registration No. 333-129342
811-21829

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A [Missing Graphic Reference]

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. [ ]	☐
Post-Effective Amendment No. 57	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 61

(Check appropriate box or boxes)

BBH TRUST
(Exact Name of Registrant as Specified in Charter)

140 Broadway
New York, New York 10005
 (Address of Principal Executive Offices) (Zip Code)

(800) 575-1265
Registrant’s Telephone Number, including Area Code:

Corporation Services Company
2711 Centerville Road, Suite 400
Wilmington, Delaware  19808
 (Name and Address of Agent for Service)

Copies to:

Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006-1806

Attn: W. John McGuire, Esq.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On September 27, 2015 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment.

Post-Effective Amendment No. 48 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on  January 2, 2015, and, pursuant to Rule 485(a)(1), would have become effective sixty days thereafter.

Subsequently, the Registrant filed post-effective amendment Nos. 50, 52, 53, 54, 55 and 56 pursuant to Rule 485(b)(1)(iii), for the sole purpose of designating a new date upon which the Amendment would become effective.  In each case, the post-effective amendments incorporated by reference the information contained in Parts A, B and C of the Amendment. Most recently, through post-effective Amendment No. 56, the Registrant designated August 30, 2015, as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 57, pursuant to Rule 485(b)(1)(iii), is filed for the sole purpose of designating September 27, 2015, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 57 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment No. 57 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the twenty eighth day of August 2015.

BBH TRUST
By:
/s/ Radford W. Klotz
Radford W. Klotz, President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Radford W. Klotz	President (Principal Executive Officer)	August 28, 2015
Radford W. Klotz

	Trustee	August 28, 2015
H. Whitney Wagner*

	Trustee	August 28, 2015
Andrew S. Frazier*

	Trustee	August 28, 2015
Mark M. Collins*

	Trustee	August 28, 2015
John M. Tesoro*

	Trustee	August 28, 2015
Susan C. Livingston*

	Trustee	August 28, 2015
John A. Gehret*

/s/ Charles H. Schreiber	Treasurer (Principal Financial Officer)	August 28, 2015
Charles H. Schreiber

/s/ Suzan M. Barron	Secretary	August 28, 2015
By: Suzan M. Barron, Attorney in Fact

*Signed by Suzan M. Barron pursuant to powers of attorney previously filed.